As filed with the Securities and Exchange Commission on December 7, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  March 31, 2013

Date of reporting period:  September 30, 2012

Item 1. Reports to Stockholders.

COLDSTREAM DIVIDEND GROWTH FUND

Semi-Annual Report
September 30, 2012

Coldstream Dividend Growth Fund Semi-Annual Report
September 30, 2012

The first six months of the Fund’s current fiscal year provided relatively flat returns, but the ride was certainly not smooth. From March 31st through June 4th the market as measured by the S&P 500® Index fell slightly over 9% and then rallied through September 30th by 13%. The Fund’s total return for the 6 month period was 0.74%. The Fund trailed its benchmark for the period by almost 3.5% as the Russell 1000® Value Index returned 4.16%. There are several reasons for the underperformance but they are centered on our under-allocation to banks, the general outperformance of smaller capitalization companies and the market’s shift away from last year’s winners. Clearly our lack of exposure to banks has hurt performance in the short run, yet we continue to believe that banks have not yet solved their structural problems.

Performance for the six-month period ended September 30, 2012 is as follows:

Period		CMDGX Fund %	Russell 1000 Value® Index %	S&P 500® Index %

Last Quarter	7/1/12 – 9/30/12	4.12	6.51	6.35

Six Months	4/1/12 – 9/30/12	0.74	4.16	3.43

One Year	10/1/11 – 9/30/12 (average annual return)	19.96	30.92	30.20

Since Inception	9/30/10 – 9/30/12 (average annual return)	8.65	13.33	14.76

Gross Expense Ratio: 1.31%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.coldstream.com or calling 1-877-476-1909.

In our last letter, we highlighted those companies that helped our performance and among that group were Intel Corp. and McDonald’s Corp. They had both returned over 30% the previous year. As mentioned above, the market moved away from many of last year’s winners and over the most recent six months, they both had negative returns. Intel Corp. was down 18.1% and McDonald’s Corp. was down 5%. Also detracting from performance were Cardinal Health, Inc. (8.5%), BlackRock, Inc. (11.4%) and Xilinx, Inc. (7.2%).

Contributing to performance were General Electric Co. up 15%, McCormick & Company, Inc. up 15.2%, Abbott Laboratories up 13.7%, Medtronic, Inc. up 11.5% and Target Corp. up 10.8%. Of the current 40 portfolio companies, only 3 have market values below cost and the largest loss is only 6%.

Listed below are the Fund’s top ten holdings as of 9/30/2012.

Company	Percent (%) Weighting	Annualized Yield (%)

Abbot Laboratories	3.5	3.0
General Electric Co.	3.5	3.1
IBM Corp.	3.2	1.7
Target Corp.	3.1	2.3
Microsoft Corp.	2.9	3.0
Colgate-Palmolive Co.	2.9	2.3
Chevron Corp.	2.6	3.1
Norfolk Southern Corp.	2.5	3.0
Pepsico Inc.	2.5	3.0
Medtronic Inc.	2.5	2.4

While our performance this year is less than acceptable to us, we believe the portfolio is well positioned for a slowing economy which we expect over the next six to twelve months. Our goal as a manager is to seek out companies that generally yield in excess of the yield on the S&P 500® Index and have the potential to, on average, increase their dividend by 10% per year. As of September 30, 2012, we are pleased with the Fund’s yield versus the S&P 500® Index yield and the Fund’s dividends on average have increased by more than 10% on an annualized basis over the period.

As mentioned above, over the next 12 months we see an economy that may well slip into recession in early 2013. It is highly likely we could see at least one quarter of negative GDP growth as a result of the so called “fiscal cliff,” and the continued economic problems throughout the world. Many of our portfolio  companies are global in nature and sell into both developed international and emerging market countries. We mentioned in our last letter to you that we saw a balance between opportunity and risk. In the early part of the period, risk won out and then as prices fell, buyers stepped in to capitalize on what they saw as opportunity.

We still believe we should see a slow or no growth economy for the next three or four quarters followed by what may be very robust growth as we head into 2014. Thus, we are defensive in the short-run yet optimistic as we look further out. We believe this environment favors large cap, domestic, dividend paying stocks.

We again thank you for your investment in the Fund.

Sincerely,
Robert D. Frazier
Chief Investment Officer & Portfolio Manager

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Investment performance reflects fee waivers.  In the absence of these waivers, returns would be lower.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.  The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

Annualized yield-An annualized rate of return is the return on an investment over a period other than one year (such as a month, or two years) multiplied or divided to give a comparable one-year return.  For instance, a one-month ROI of 1% could be stated as an annualized rate of return of 12%.  Or two-year ROI of 10% could be stated as an annualized rate of return of 5%.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus for the Coldstream Dividend Growth Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund.  Please read the prospectus carefully before you invest or send money.

Opinions expressed in this letter are those of the fund manager, are subject to change, and are not guaranteed.

The Fund is distributed by Quasar Distributors, LLC.

Coldstream Dividend Growth Fund
Expense Example at September 30, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Coldstream Dividend Growth Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/12 – 9/30/12).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

Coldstream Dividend Growth Fund
Expense Example at September 30, 2012 (Unaudited) (continued)

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses During Period* 4/1/12 – 9/30/12

Actual	$1,000.00	$1,007.40	$6.29
Hypothetical	$1,000.00	$1,018.80	$6.33
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Coldstream Dividend Growth Fund
Sector Allocation of Portfolio Assets at September 30, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

Coldstream Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares	COMMON STOCKS - 95.07%	Value
	Beverage and Tobacco Product Manufacturing - 8.84%
23,665	Altria Group, Inc.	$790,174
27,620	Coca-Cola Co.	1,047,627
14,895	PepsiCo, Inc.	1,054,119
9,870	Philip Morris International, Inc.	887,708
		3,779,628
	Chemical Manufacturing - 8.37%
21,880	Abbott Laboratories	1,500,093
11,525	Colgate Palmolive Co.	1,235,710
12,200	Johnson & Johnson	840,702
		3,576,505

	Computer and Electronic Product Manufacturing - 11.27%
1,400	Apple, Inc.	934,164
44,900	Cisco Systems, Inc.	857,141
37,400	Intel Corp.	848,232
6,465	International Business Machines Corp.	1,341,164
25,060	Xilinx, Inc.	837,255
		4,817,956
	Credit Intermediation and Related Activities - 2.12%
16,000	Ameriprise Financial, Inc.	907,040

	Food Manufacturing - 4.07%
15,000	H.J. Heinz Co.	839,250
14,500	McCormick & Co., Inc.	899,580
		1,738,830
	Food Services and Drinking Places - 2.06%
9,575	McDonald's Corp.	878,506

	Fabricated Metal Product Manufacturing - 2.08%
22,300	Crane Co.	890,439

	General Merchandise Stores - 3.04%
20,500	Target Corp.	1,301,135

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)  (continued)

Shares	COMMON STOCKS - 95.07%	Value
	Insurance Carriers and Related Activities - 2.13%
19,015	Aflac, Inc.	$910,438

	Machinery Manufacturing - 9.60%
10,000	Caterpillar, Inc.	860,400
11,000	Deere & Co.	907,390
65,985	General Electric Co.	1,498,519
11,000	Stanley Black & Decker, Inc.	838,750
		4,105,059
	Merchant Wholesalers, Nondurable Goods - 2.01%
22,000	Cardinal Health, Inc.	857,340

	Miscellaneous Manufacturing - 8.62%
9,600	3M Co.	887,232
14,700	Baxter International, Inc.	885,822
11,000	Becton, Dickinson & Co.	864,160
24,300	Medtronic, Inc.	1,047,816
		3,685,030
	Oil and Gas Extraction - 3.53%
11,900	Enterprise Products Partners L.P.	637,840
29,500	Marathon Oil Corp.	872,315
		1,510,155
	Petroleum and Coal Products Manufacturing - 8.30%
9,565	Chevron Corp.	1,114,897
17,735	ConocoPhillips	1,014,087
9,500	Exxon Mobil Corp.	868,775
11,867	Phillips 66	550,273
		3,548,032
	Pipeline Transportation - 1.49%
7,200	Plains All American Pipeline, L.P.	635,040

	Pipeline Transportation of Natural Gas - 1.62%
21,000	Copano Energy, LLC	692,580

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)  (continued)

Shares	COMMON STOCKS - 95.07%	Value
	Publishing Industries (except Internet) - 2.92%
41,905	Microsoft Corp.	$1,247,931

	Rail Transportation - 2.94%
19,735	Norfolk Southern Corp.	1,255,738

	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities - 4.06%
5,000	BlackRock, Inc.	891,500
59,000	The Blackstone Group L.P.	842,520
		1,734,020
	Support Activities for Mining - 2.02%
15,800	Ensco PLC - Class A (a)	862,048

	Transportation Equipment Manufacturing - 3.98%
12,000	Boeing Co.	835,440
14,500	Honeywell International, Inc.	866,375
		1,701,815

	TOTAL COMMON STOCKS (Cost $35,732,260)	40,635,265

Shares	SHORT-TERM INVESTMENTS - 10.59%	Value

4,527,003	Fidelity Institutional Money Market Portfolio - Class I, 0.16% (b)	4,527,003
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,527,003)	4,527,003

	TOTAL INVESTMENTS IN SECURITIES (Cost $40,259,263) - 105.66%	45,162,268
	Liabilities in Excess of Other Assets - (5.66)%	(2,417,585)
	NET ASSETS - 100.00%	$42,744,683

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2012 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $40,259,263)	$45,162,268
Receivables:
Fund shares sold	465,593
Dividends and interest	63,051
Prepaid expenses	6,485
Total assets	45,697,397
LIABILITIES
Payables:
Investments purchased	2,858,871
Advisory fees	30,755
Fund shares redeemed	30,000
Administration and fund accounting fees	11,446
Audit fees	8,714
Transfer agent fees and expenses	5,394
Chief Compliance Officer fee	1,516
Legal fees	1,260
Custody fees	1,175
Trustee fees	418
Shareholder reporting	356
Accrued other expenses	2,809
Total liabilities	2,952,714
NET ASSETS	$42,744,683
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$42,744,683
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	3,710,547
Net asset value, offering and redemption price per share	$11.52

COMPOSITION OF NET ASSETS
Paid-in capital	$38,218,463
Undistributed net investment income	203
Accumulated net realized loss on investments	(376,988)
Net unrealized appreciation on investments	4,903,005
Net assets	$42,744,683

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$523,438
Interest	2,282
Total income	525,720

Expenses
Advisory fees (Note 4)	178,393
Adminstration and fund accounting fees (Note 4)	33,989
Transfer agent fees and expenses (Note 4)	15,005
Audit fees	8,714
Legal fees	6,039
Chief Compliance Officer fee (Note 4)	4,511
Registration fees	3,765
Trustee fees	3,722
Custody fees (Note 4)	2,946
Miscellaneous expenses	2,700
Insurance expense	1,693
Total expenses	261,477
Add: advisory fee recoupment (Note 4)	865
Net expenses	262,342
Net investment income	263,378

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	204,038
Net change in unrealized depreciation on investments	(199,502)
Net realized and unrealized gain on investments	4,536
Net Increase in Net Assets Resulting from Operations	$267,914

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$263,378	$502,129
Net realized gain/(loss) on investments	204,038	(448,046)
Net change in unrealized appreciation/(depreciation) on investments	(199,502)	1,972,112
Net increase in net assets resulting from operations	267,914	2,026,195

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(271,220)	(565,930)
Total distributions to shareholders	(271,220)	(565,930)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	(722,957)	7,048,753
Total increase/(decrease) in net assets	(726,263)	8,509,018

NET ASSETS
Beginning of period	43,470,946	34,961,928
End of period	$42,744,683	$43,470,946
Undistributed net investment income	$203	$8,045

(a) A summary of share transactions is as follows:

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	330,748	$3,707,676	1,134,757	$12,457,905
Shares issued on
reinvestments
of distributions	24,172	271,220	53,164	565,930
Shares redeemed	(421,669)	(4,701,853)	(553,215)	(5,975,082)
Net increase/(decrease)	(66,749)	$(722,957)	634,706	$7,048,753

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31, 2012	September 30, 2010* through March 31, 2011

Net asset value, beginning of period	$11.51		$11.13	$10.00

Income from investment operations:
Net investment income	0.07 ^		0.14	0.06
Net realized and unrealized gain on investments	0.01		0.40	1.10
Total from investment operations	0.08		0.54	1.16

Less distributions:
From net investment income	(0.07)		(0.16)	(0.03)
From net realized gain on investments	-		-	0.00 #
Total distributions	(0.07)		(0.16)	(0.03)

Net asset value, end of period	$11.52		$11.51	$11.13

Total return	0.74%	‡	4.96%	11.65%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$42,745		$43,471	34,962
Ratio of expenses to average net assets:
Before advisory fee waiver/ recoupment	1.25%	†	1.30%	1.46%	†
After advisory fee waiver/ recoupment	1.25%	†	1.25%	1.25%	†
Ratio of net investment income to average net assets:
Before advisory fee waiver/ recoupment	1.26%	†	1.27%	0.94%	†
After advisory fee waiver/ recoupment	1.26%	†	1.32%	1.15%	†
Portfolio turnover rate	23.98%	‡	56.12%	24.38%	‡

* Commencement of operations. † Annualized.
‡ Not annualized.
# Amount is less than $0.01.
^ Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)

NOTE 1 - ORGANIZATION

The Coldstream Dividend Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek dividend income while maintaining exposure to the market.  The Fund commenced operations on September 30, 2010.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2011-2012, or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, quarterly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2012:

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

	Level 1	Level 2	Level 3	Total
Common Stocks

Accommodation and Food Services	$878,506	$-	$-	$878,506
Finance and Insurance	3,551,498	-	-	3,551,498
Information	1,247,931	-	-	1,247,931
Manufacturing	27,843,294	-	-	27,843,294
Mining	2,372,203	-	-	2,372,203
Retail Trade	1,301,135	-	-	1,301,135
Transportation and Warehousing	2,583,358			2,583,358
Wholesale Trade	857,340	-	-	857,340
Total Common Stocks	40,635,265			40,635,265

Short-Term Investments	4,527,003	-	-	4,527,003

Total Investments inSecurities	$45,162,268	$-	$-	$45,162,268

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the six months ended September 30, 2012.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Coldstream Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.85% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2012, the Fund incurred $178,393 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.25% of average daily net assets of the Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended September 30, 2012, the Advisor recouped expenses of $865.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $49,273 at September 30, 2012.  The expense limitation will remain in effect through at least July 28, 2013, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

Year	Amount
2014	$28,641
2015	20,632
$49,273

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Pursuant to the Administration Agreement, the Administrator receives from the Fund, a combined fee that would cover both fund accounting and fund administration services.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended September 30, 2012, the Fund incurred the following expenses for administration and fund accounting, transfer agency, Chief Compliance Officer, and custody fees:

Administration and Fund Accounting	$33,989
Transfer Agency (a)	9,464
Chief Compliance Officer	4,511
Custody	2,946
 (a) Does not include out-of-pocket expenses

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

At September 30, 2012, the Fund had payables due to USBFS for administration and fund accounting, transfer agency, Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$11,446
Transfer Agency (a)	2.933
Chief Compliance Officer	1,516
Custody	1,175
 (a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $11,745,982 and $9,433,113, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The distributions paid by the Fund during the six months ended September 30, 2012, and the year ended March 31, 2012, were characterized as follows:

	September 30, 2012	March 31, 2012
Ordinary income	$271,220	$565,930

Ordinary income distributions may include dividends paid from short-term capital gains.

As of March 31, 2012, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Coldstream Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2012 (Unaudited)-cont.

Cost of investments (a)	$38,264,103
Gross unrealized appreciation	5,254,739
Gross unrealized depreciation	(199,100)
Net unrealized appreciation	5,055,639
Undistributed ordinary income	11,544
Undistributed long-term capital gain	-
Total distributable earnings	11,544
Other accumulated gains/(losses)	(537,657)
Total accumulated earnings/(losses)	$4,529,526

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At March 31, 2012, the Fund deferred, on a tax basis, post-October losses of $537,657.

Coldstream Dividend Growth Fund
NOTICE TO SHAREHOLDERS at September 30, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (877) 476-1909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling (877) 476-1909.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Information included in the Fund’s Form N-Q is also available by calling (877) 476-1909.

HOUSEHOLDING

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses,  annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (877) 476-1909 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
Coldstream Dividend Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

This Page Intentionally Left Blank.

Investment Advisor
Coldstream Capital Management, Inc.
One – 100th Avenue NE, Suite 102
Bellevue, WA 98004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY 10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(877) 476-1909

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
For a current prospectus please call (877) 476-1909.
Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  12/3/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  12/3/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 12/3/12

* Print the name and title of each signing officer under his or her signature.